Event After the Balance Sheet Date (Details Textual) $ in Millions, $ in Millions	1 Months Ended						2 Months Ended
	Jul. 31, 2020 USD ($)	Jun. 16, 2020 USD ($) shares	May 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Mar. 25, 2019	Feb. 28, 2018	Jun. 01, 2020 USD ($) shares	May 31, 2020 CAD ($)	May 31, 2020 USD ($)
Statements [Line Items]
Amount received from legal settlement				$ 0.6
Stimunity S.A. [Member]
Statements [Line Items]
Percentage of ownership interest					37.00%	27.00%
Events After Balance Sheet Date [Member]
Statements [Line Items]
Number of ordinary shares issued | shares		698,145
Gross proceeds from ordinary shares		$ 6.8
Proceeds from two directors		$ 2.0
Repayments of advance to board Member of company	$ 1.0
Events After Balance Sheet Date [Member] | Stimunity S.A. [Member]
Statements [Line Items]
Additional investment made							$ 1.0
Number of additional shares subscribed | shares							2,479
Percentage of ownership interest							44.00%
Events After Balance Sheet Date [Member] | Saugatuck [Member]
Statements [Line Items]
Additional investment									$ 0.4
Additional investment due to make during second half of calendar year 2020			$ 0.3
Events After Balance Sheet Date [Member] | D5 Pharma Inc [Member]
Statements [Line Items]
Amount paid for rights related to inventions and technology			0.4
Option to pay additional consideration for research discover and production			$ 0.2
Regulatory milestones payable per product upon completion								$ 29.1